Capital disclosures and net debt - Disclosure of the net debt ratio (Details) $ in Millions		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt		$ 51,954	$ 46,944
Less: fair value asset (liability) of hedges related to finance debta		(1,988)	(3,673)
Debt, net of hedging instruments		53,942	50,617
Less: cash and cash equivalents		33,030	29,195	$ 30,681	$ 31,111
Net debt		20,912	21,422
Equity	[1]	$ 85,493	$ 82,990	$ 90,439	$ 85,568
Gearing		0.197	0.205
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss		$ 73	$ 91

[1]	See Note 32 for further information.